Income Taxes (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Income Tax Expenses [Line Items]
Income from continuing operations	$ 4,520	$ 10,671	$ 11,405
Other comprehensive income (loss)	(25)	6	(168)
Excess tax benefits allocated to additional paid-in capital from share-based compensation			(771)
Retained earnings for previously unrecognized excess tax benefits		(141)
Total income tax expense	$ 4,495	$ 10,536	$ 10,466